Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
348,067	iShares iBoxx High Yield Corporate Bond ETF(a)	$30,374,067
278,713	SPDR Bloomberg Barclays High Yield Bond ETF(a)	30,374,143

	TOTAL INVESTMENT COMPANIES (Cost $58,731,632)	$60,748,210

SHORT TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
3,570,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$3,570,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,570,000)	$3,570,000

	TOTAL INVESTMENTS (Cost $62,301,632) - 84.7%	$64,318,210
	Other Assets in Excess of Liabilities - 15.3%	11,602,031

	TOTAL NET ASSETS - 100.0%	$75,920,240

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,570,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.0965% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	305,882	$30,310,043	$65,868

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 0.1%
90	Invesco QQQ Trust Series 1(a)	$30,054

	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$30,054

SHORT TERM INVESTMENTS - 14.8%
Money Market Funds - 14.8%
3,300,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$3,300,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,300,000)	$3,300,000

	TOTAL INVESTMENTS (Cost $3,317,146) - 14.9%	$3,330,054
	Other Assets in Excess of Liabilities - 85.1%	19,092,776

	TOTAL NET ASSETS - 100.0%	$22,422,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,300,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	0.4425 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/26/2021	1,063	$14,264,859	$290,049
Total return of NASDAQ-100® Index	0.4965 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2021	663	9,225,871	(149,200)
Total return of NASDAQ-100® Index	0.7465 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	320	4,355,728	25,344

					$27,846,458	$166,193

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
8,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$8,000

	TOTAL SHORT TERM INVESTMENTS (Cost $8,000)	$8,000

	TOTAL INVESTMENTS (Cost $8,000) - 2.8%	$8,000
	Other Assets in Excess of Liabilities - 97.2%	274,317

	TOTAL NET ASSETS - 100.0%	$282,317

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1925 % representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/9/2021	19	$245,683	$(14,813)
0.2465 % representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Credit Suisse International	12/10/2021	278	91,660	(1,158)

					$337,343	$(15,971)

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 10.0%
139,420	Invesco QQQ Trust Series 1(a)	$46,556,521

	TOTAL INVESTMENT COMPANIES (Cost $25,512,337)	$46,556,521

SHORT TERM INVESTMENTS - 27.4%
Money Market Funds - 27.4%
126,864,199	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$126,864,199

	TOTAL SHORT TERM INVESTMENTS (Cost $126,864,199)	$126,864,199

	TOTAL INVESTMENTS (Cost $152,376,536) - 37.4%	$173,420,720
	Other Assets in Excess of Liabilities - 62.6%	290,626,889

	TOTAL NET ASSETS - 100.0%	$464,047,608

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,864,199.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.4965 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	11,913	$159,045,942	$4,141,434
Total return of NASDAQ-100® Index	0.4425 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	28,729	371,572,508	21,932,785
Total return of NASDAQ-100® Index	0.7465 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/9/2021	23,744	319,961,933	5,031,328

					$850,580,383	$31,105,547

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 7.7%
21,000	iShares Core S&P 500 ETF(a)	$8,854,650

	TOTAL INVESTMENT COMPANIES (Cost $6,011,109)	$8,854,650

SHORT TERM INVESTMENTS - 31.0%
Money Market Funds - 31.0%
35,490,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$35,490,000

	TOTAL SHORT TERM INVESTMENTS (Cost $35,490,000)	$35,490,000

	TOTAL INVESTMENTS (Cost $41,501,109) - 38.7%	$44,344,650
	Other Assets in Excess of Liabilities - 61.3%	70,223,781

	TOTAL NET ASSETS - 100.0%	$114,568,431

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,490,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.6265 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	20	$82,510	$1,654
Total return of S&P 500® Index	0.5965 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	14,617	56,753,542	4,824,901
Total return of S&P 500® Index	0.4625 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	37,775	155,963,072	3,036,226

					$212,799,124	$7,862,781

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.3%
Money Market Funds - 42.3%
4,100,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$4,100,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,100,000)	$4,100,000

	TOTAL INVESTMENTS (Cost $4,100,000) - 42.3%	$4,100,000
	Other Assets in Excess of Liabilities - 57.7%	5,598,186

	TOTAL NET ASSETS - 100.0%	$9,698,186

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,100,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2625 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	5/25/2022	4,614	$19,178,816	$(247,676)

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 5.0%
6,500	iShares Russell 2000 ETF(a)	$1,465,750

	TOTAL INVESTMENT COMPANIES (Cost $959,244)	$1,465,750

SHORT TERM INVESTMENTS - 30.3%
Money Market Funds - 30.3%
8,900,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$8,900,000

	TOTAL SHORT TERM INVESTMENTS (Cost $8,900,000)	$8,900,000

	TOTAL INVESTMENTS (Cost $9,859,244) - 35.3%	$10,365,750
	Other Assets in Excess of Liabilities - 64.7%	18,980,302

	TOTAL NET ASSETS - 100.0%	$29,346,052

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,900,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	0.5965 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	1,000	$2,188,517	$81,310
Total return of Russell 2000® Index	0.5965 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	12,397	28,917,070	(773,070)
Total return of Russell 2000® Index	0.3425 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	11,780	26,583,302	161,243

					$57,688,889	$(530,517)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.4%
Money Market Funds - 45.4%
1,030,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$1,030,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,030,000)	$1,030,000

	TOTAL INVESTMENTS (Cost $1,030,000) - 45.4%	$1,030,000
	Other Assets in Excess of Liabilities - 54.6%	1,239,540

	TOTAL NET ASSETS - 100.0%	$2,269,540

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,030,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2265 % representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/9/2021	141	$306,237	$(14,321)
0.1425 % representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/10/2021	1,860	4,175,856	(47,008)

					$4,482,093	$(61,329)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 54.9%
100,000	iShares 7-10 Year Treasury Bond ETF(a)	$11,463,000

	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$11,463,000

SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
5,330,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$5,330,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,330,000)	$5,330,000

	TOTAL INVESTMENTS (Cost $16,628,400) - 80.4%	$16,793,000
	Other Assets in Excess of Liabilities - 19.6%	4,085,819

	TOTAL NET ASSETS - 100.0%	$20,878,819

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,330,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.7465% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	134,149	$15,362,149	$12,010
Total return of iShares 7-10 Year Treasury Bond ETF	0.2425% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	130,217	14,882,705	41,473

					$30,244,854	$53,483

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 50.8%
Money Market Funds - 50.8%
4,430,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$4,430,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,430,000)	$4,430,000

	TOTAL INVESTMENTS (Cost $4,430,000) - 50.8%	$4,430,000
	Other Assets in Excess of Liabilities - 49.2%	4,282,659

	TOTAL NET ASSETS - 100.0%	$8,712,659

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,430,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2265 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/10/2021	19,244	$2,193,625	$(13,686)
0.0465 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/10/2021	132,791	15,125,465	(105,033)

					$17,319,090	$(118,719)

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 6.6%
12,000	iShares MSCI Emerging Markets ETF(a)	$658,440

	TOTAL INVESTMENT COMPANIES (Cost $468,108)	$658,440

SHORT TERM INVESTMENTS - 26.7%
Money Market Funds - 26.7%
2,660,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$2,660,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,660,000)	$2,660,000

	TOTAL INVESTMENTS (Cost $3,128,108) - 33.4%	$3,318,440
	Other Assets in Excess of Liabilities - 66.6%	6,626,577

	TOTAL NET ASSETS - 100.0%	$9,945,017

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,660,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be (Received)/Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	0.6665 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	100,000	$5,373,074	$109,173
Total return of iShares MSCI Emerging Markets ETF	(0.2075)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	233,520	12,555,539	260,887
Total return of iShares MSCI Emerging Markets ETF	0.2965% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	17,034	924,499	9,562

					$18,853,112	$379,622

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2021

Shares/Principal		Fair Value
COMMON STOCKS - 51.3%
Auto Components - 1.5%
9,295	Advance Auto Parts, Inc.	$1,763,540

Automobiles - 1.7%
184,130	Porsche Automobil Holding SE (Germany)	2,040,161

Banks - 4.7%
14,540	JPMorgan Chase & Co.	2,388,049
17,620	Citizens Financial Group, Inc.	879,238
37,710	U.S. Bancorp	2,292,014

		5,559,301

Beverages - 1.1%
8,300	PepsiCo, Inc.	1,227,902

Capital Markets - 3.0%
16,905	Ares Management Corp.	932,818
17,860	Houlihan Lokey, Inc.	1,337,535
11,390	Intercontinental Exchange, Inc.	1,285,703

		3,556,056

Commercial Services & Supplies - 2.0%
21,450	Republic Services, Inc.	2,341,911

Electric Utilities - 0.9%
14,100	NextEra Energy, Inc.	1,032,402

Entertainment - 1.6%
10,460	The Walt Disney Company (a)	1,868,679

Equity REITs - 3.2%
8,730	Crown Castle International Corp.	1,654,335
22,275	The Blackstone Group, Inc.	2,064,224

		3,718,559

Food & Staples Retailing - 1.9%
15,960	Wal-Mart Stores, Inc.	2,266,799

Communications Equipment - 1.0%
22,070	Cisco Systems, Inc.	1,167,503

Insurance - 0.7%
10,135	HCI Group, Inc.	816,476

IT Services - 6.2%
6,235	Accenture PLC (Ireland)	1,759,268
28,225	Booz Allen Hamilton Holding Corp.	2,397,149
12,735	Thomson Reuters Corp. (Canada)	1,247,648
8,450	Visa, Inc.	1,920,685

		7,324,750

Machinery - 1.8%
8,595	Caterpillar, Inc.	2,072,083

Media - 2.1%
43,675	Comcast Corp.	2,504,324

Metals & Mining - 0.9%
6,555	Reliance Steel & Aluminum Co.	1,101,699

Mortgage REITs - 3.1%
67,275	AGNC Investment Corp.	1,247,278
127,195	Annaly Capital Management, Inc.	1,179,098
47,145	Starwood Property Trust, Inc.	1,197,011

		3,623,387

Multiline Retail - 2.4%
6,040	Dollar General Corp.	1,225,878
24,690	The TJX Companies, Inc.	1,667,563

		2,893,441

Oil, Gas & Consumable Fuels - 1.1%
12,225	Chevron Corp.	1,268,833

Road & Rail - 1.7%
7,210	Norfolk Southern Corp.	2,025,289

Semiconductors & Semiconductor Equipment - 3.8%
12,795	Analog Devices, Inc.	2,106,057
8,455	Applied Materials, Inc.	1,167,889
6,345	Texas Instruments, Inc.	1,204,408

		4,478,354

Software - 3.0%
13,885	Microsoft Corp.	3,466,807

Technology Hardware, Storage & Peripherals - 1.9%
17,705	Apple, Inc.	2,206,220

	TOTAL COMMON STOCKS (Cost $44,883,288)	$60,324,476

INVESTMENT COMPANIES - 24.3%
46,090	Communication Services Select Sector SPDR Fund	$3,631,431
25,940	Energy Select Sector SPDR Fund	1,354,327
317,340	Invesco Senior Loan ETF	7,044,948
49,240	iShares MSCI Canada ETF	1,864,719
196,539	iShares Preferred & Income Securities ETF	7,635,540
122,870	Quadratic Interest Rate Volatility and Inflation Hedge ETF	3,516,540
43,320	Vanguard Short-Term Corporate Bond ETF	3,589,495

	TOTAL INVESTMENT COMPANIES (Cost $27,234,910)	$28,637,000

CORPORATE BONDS - 11.9%
Aerospace & Defense - 0.8%
	General Dynamics Corp.
900,000	3.25%, 04/01/2025	$979,536

Biotechnology - 1.4%
	AbbVie, Inc.
1,085,000	2.90%, 11/06/2022	1,124,466
	Amgen, Inc.
500,000	2.60%, 08/19/2026	532,140

		1,656,606

Capital Markets - 2.0%
	B Riley Financial, Inc.
14,000	6.50%, 09/30/2026	362,320
	Fidus Investment Corp.
4,250	6.00%, 02/15/2024	107,950
	Gladstone Capital Corp.
19,345	5.38%, 11/01/2024	496,780
	Gladstone Investment Corp.
13,170	5.00%, 05/01/2026	337,152
	Hercules Capital, Inc.
20,200	5.25%, 04/30/2025	509,242
	Saratoga Investment Corp.
20,065	6.25%, 08/31/2025	510,253

		2,323,697

Chemicals - 0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	487,304

Communications Equipment - 0.8%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	964,603

Food & Staples Retailing - 1.0%
	Walmart, Inc.
1,100,000	3.40%, 06/26/2023	1,168,020

Interactive Media & Services - 0.4%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	434,815

IT Services - 0.7%
	Equinix, Inc.
820,000	2.63%, 11/18/2024	868,364

Pharmaceuticals - 0.9%
	GlaxoSmithKline Capital PLC (United Kingdom)
970,000	2.85%, 05/08/2022	994,262

Semiconductors & Semiconductor Equipment - 0.9%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,059,545

Software - 2.6%
	Microsoft Corp.
1,000,000	3.63%, 12/15/2023	1,077,432
	Oracle Corp.
680,000	2.50%, 10/15/2022	700,710
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,228,201

		3,006,343

	TOTAL CORPORATE BONDS (Cost $14,374,297)	$13,943,095

PREFERRED STOCKS - 4.2%
Banks - 0.9%
	Pinnacle Financial Partners, Inc.
18,865	6.75%, 09/01/2025	$521,806
	Wintrust Financial Corp.
18,505	6.88%, 7/15/2025	526,282

		1,048,088

Capital Markets - 1.3%
	Atlantic Union Bankshares Corp.
19,000	6.88%, 09/01/2025	527,820
	Gladstone Investment Corp.
21,790	6.38%, 08/31/2025	555,863
	WesBanco, Inc.
18,585	6.75%, 11/15/2025	521,309

		1,604,992

Equity REITs - 0.4%
	Gladstone Commercial Corp.
16,260	6.63%, 10/31/2024	425,199

Insurance - 0.5%
	Argo Group International Holdings, Ltd.
19,450	7.00%, 09/15/2025	534,875

Internet & Direct Marketing Retail - 0.6%
	Qurate Retail, Inc.
6,500	8%, 03/15/2031	686,270

Mortgage REITs - 0.5%
23,810	AGNC Investment Corp. 6.13%, 4/15/2025	598,584

	TOTAL PREFERRED STOCKS (Cost $4,605,892)	$4,898,008

U.S. GOVERNMENT OBLIGATIONS - 2.0%
	U.S. Treasury Note
2,330,000	1.25%, 03/31/2028	$2,333,641

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,330,182)	$2,333,641

	Total Investments - 93.7% (Cost $93,428,569)	$110,136,220
	Other Assets in Excess of Liabilities - 6.3%	7,465,841

	Total Net Assets - 100.0%	$117,602,061

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$60,748,210	$3,570,000	$8,394,324	$65,868	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	30,054	3,300,000	17,673,067	315,393	(149,200)
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	8,000	280,140	—	(15,971)
Direxion Monthly NASDAQ-100® Bull 2X Fund	46,556,521	126,864,199	252,734,993	31,105,547	—
Direxion Monthly S&P 500® Bull 2X Fund	8,854,650	35,490,000	67,612,282	7,862,781	—
Direxion Monthly S&P 500® Bear 2X Fund	—	4,100,000	5,835,614	—	(247,676)
Direxion Monthly Small Cap Bull 2X Fund	1,465,750	8,900,000	19,291,151	242,553	(773,070)
Direxion Monthly Small Cap Bear 2X Fund	—	1,030,000	1,144,329	—	(61,329)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	11,463,000	5,330,000	4,058,475	53,483	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	4,430,000	4,390,750	—	(118,719)
Direxion Monthly Emerging Markets Bull 2X Fund	658,440	2,660,000	5,589,391	379,622	—

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$60,324,476	$—	$—	$60,324,476
Investment Companies	28,637,000	—	—	28,637,000
Corporate Bonds	—	13,943,095	—	13,943,095
Preferred Stocks	4,898,008	—	—	4,898,008
U.S. Government Obligations	—	2,333,641	—	2,333,641

For further detail on each asset class, see Schedule of Investments.